Share-Based Compensation Plans - Schedule of Exercise Price Range for Employee Stock Option Plans (Parenthetical) (Detail) - Consequent to Merger of Cairn India Limited [member] - INR (₨)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2018
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price	₨ 304.31	₨ 264.31
Exercise price reduced	₨ 40